Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Changes in Goodwill	Goodwill arising from business combinations is as follows:

	2018	2017
	$	$
Opening balance	45,269	44,537
Business acquisition	—	732
Closing balance	45,269	45,269